ITEM 4 AND ITEM 5
Grant Thornton LLP
27777 Franklin Road, Suite 800
Southfield, MI 48034
REPORT OF INDEPENDENT CERTIFIED PUBLIC
ACCOUNTANTS
T 248.262.1950
F 248.350.3581
www.GrantThornton.com

February 3, 2017

Board of Directors and Management of
Credit Acceptance Corporation
25505 W. Twelve Mile Road
Southfield, MI 48034

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC 28202

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and management of Credit Acceptance Corporation (the “Company”), solely to assist you in the proposed offering of Credit Acceptance Auto Loan Trust 2017-1. Credit Acceptance Corporation’s management is responsible for the completeness, accuracy, and reliability of the information disclosed in the Data File (as defined herein). This agreed-upon procedure engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Board of Directors and management of Credit Acceptance Corporation and Wells Fargo Securities, LLC. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows:

1.	The Company provided an electronic file (the “Data File”) with information for certain vehicle loans which the Company represented was as of the close of business on December 31, 2016.

2.
One hundred vehicle loans were selected by Wells Fargo Securities, LLC from the Data File. The sample of loans is listed in Exhibit A. For each of the selected loans we compared the following information, designated by Wells Fargo Securities, LLC, to the related retail installment contract and in instances where consumers changed their address subsequent to the origination of their loan, we agreed the state to other Company records:

a.	Loan number

b.	Original amount financed

c.	First payment date (scheduled)

d.	Original term to maturity

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd

e.	Monthly payment

f.	Interest rate

g.	State

h.	Compared the Vehicle Identification Number (“VIN”) on the contract to the VIN on the title document (actual title or title application, as applicable)

We defined the term “compare” as meaning we compared to the information shown in the Data File and found it to be in agreement. Such information was deemed to be in agreement if differences were attributable to rounding. The term “rounding” was defined as meaning amounts and percentages that were within $1 and 0.1%, respectively. We noted no exceptions.

We were not engaged to and did not conduct an examination or a review of the Data File, the objective of which is the expression of opinion or limited assurance on the financial information or a part thereof. Accordingly, we do not express such an opinion or limited assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Board of Directors and management of Credit Acceptance Corporation and Wells Fargo Securities, LLC and is not intended to be and should not be used by anyone other than these specified parties.

/s/ GRANT THORNTON LLP

Southfield, Michigan
February 3, 2017

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd

Exhibit A

Sample	Loan Number	Sample	Loan Number	Sample	Loan Number
1	XXXX4721	36	XXXX4356	71	XXXX3183
2	XXXX5188	37	XXXX7277	72	XXXX3021
3	XXXX0364	38	XXXX8822	73	XXXX2986
4	XXXX5169	39	XXXX5238	74	XXXX4176
5	XXXX3128	40	XXXX9174	75	XXXX0797
6	XXXX3945	41	XXXX2772	76	XXXX9416
7	XXXX5774	42	XXXX7299	77	XXXX2623
8	XXXX0329	43	XXXX6297	78	XXXX9459
9	XXXX8372	44	XXXX7361	79	XXXX1537
10	XXXX1389	45	XXXX0711	80	XXXX0795
11	XXXX0057	46	XXXX9419	81	XXXX4353
12	XXXX0101	47	XXXX1139	82	XXXX3460
13	XXXX1671	48	XXXX7025	83	XXXX4220
14	XXXX6622	49	XXXX1489	84	XXXX7741
15	XXXX5486	50	XXXX4000	85	XXXX2635
16	XXXX1873	51	XXXX9631	86	XXXX9321
17	XXXX6072	52	XXXX4830	87	XXXX4516
18	XXXX4213	53	XXXX9698	88	XXXX2279
19	XXXX0608	54	XXXX2158	89	XXXX5673
20	XXXX8119	55	XXXX0340	90	XXXX5057
21	XXXX4803	56	XXXX3071	91	XXXX2397
22	XXXX5636	57	XXXX4075	92	XXXX3800
23	XXXX9753	58	XXXX8005	93	XXXX8915
24	XXXX5879	59	XXXX6224	94	XXXX3876
25	XXXX1944	60	XXXX4696	95	XXXX9414
26	XXXX3326	61	XXXX2192	96	XXXX8100
27	XXXX1893	62	XXXX0650	97	XXXX9392
28	XXXX2919	63	XXXX6533	98	XXXX5234
29	XXXX9144	64	XXXX1112	99	XXXX6804
30	XXXX8242	65	XXXX1318	100	XXXX1779
31	XXXX5193	66	XXXX6865
32	XXXX3430	67	XXXX6955
33	XXXX0179	68	XXXX9780
34	XXXX3443	69	XXXX2816
35	XXXX6179	70	XXXX7785

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd